Label	Element	Value
Osterweis Short Duration Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	OSTERWEIS SHORT DURATION CREDIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Short Duration Credit Fund (the “Fund”) seeks low volatility and absolute returns consisting of income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1)(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 131% of the average value of its portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance Information.”
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Osterweis Capital Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities and by actively managing interest rate and default risks. The Fund takes a sustainable credit approach to investment analysis, combining rigorous fundamental analysis with an in-depth evaluation of sustainable investing factors to identify investments. In doing so, the Fund’s strategy is managed with a focus on delivering low volatility and absolute returns by using fundamental analysis to construct a portfolio consisting primarily of carefully selected, short duration fixed-income securities issued by companies who prioritize making progress in key areas of sustainable business practices. Relative sustainable practices and exclusions based on specific environmental, social and governance (ESG) risks are both considerations in the Adviser’s fundamental and sustainable credit research process.

Under normal circumstances, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in fixed income securities of sustainable companies. The Fund defines a “sustainable company” as a company that seeks to improve its financial position and/or maintain its competitive advantage by, among other things, proactively addressing ESG risks material to its business operations. At the time of purchase, companies added to the Fund’s portfolio must, in the Adviser’s judgement, align with the Adviser’s proprietary Sustainability Spectrum® sustainable business practices criteria, as described below.

The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities. Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases, though the Fund primarily considers convertible bonds in which the equity conversion feature is not a significant portion of the bond’s value. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity.

Though the Fund can invest in securities domiciled in foreign countries (including emerging markets) and denominated in foreign currencies, the Fund invests primarily in securities denominated in U.S. dollars issued by issuers domiciled in developed markets. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks. The Adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 3.5 years or less by investing in short-term, medium-term and floating rate securities. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2 would be expected to decrease in price 2% for every 1% rise in interest rates.

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value. The Adviser believes that the combination of this fundamental analysis and the short duration characteristics of the securities result in a low volatility, absolute return risk profile.

The Adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the ESG factors most relevant to its operations. By recognizing that ESG risk factors are credit factors impacting a company’s creditworthiness, the Adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. The Adviser seeks to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making or are likely to make visible progress toward appropriate sustainable practices. The Adviser evaluates each issuer using its proprietary Sustainability Spectrum,® which considers each company’s level of awareness, strategy, execution, and measurement regarding relevant sustainability factors. By monitoring Sustainability Spectrum® status over time, the Adviser aims to invest in issuers who are proactively seeking to mitigate unexpected liabilities and volatility catalysts that can arise from neglected ESG risks. The Adviser leverages proprietary research that seeks to understand sustainable business practices and ESG risks for securities added to the portfolio. The Adviser considers ESG factors to be credit factors, and systematically integrates them into its credit analysis and investment decision-making process. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The Adviser does not employ negative screening. However, the Adviser tends to disqualify companies with exposure to industries with elevated risks and issues related to the five ESG focus areas noted below. Such industries include, for example, casinos (governance, external social), oil and gas (environmental) and weapons and alcohol (external social).

The Adviser utilizes a proprietary sustainability research database, fundamental sector research, and the portfolio managers’ evaluation in constructing the Fund’s portfolio. The portfolio management team also selects securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by Adviser. The sustainable credit research process considers environmental, social and governance risks and issues for an issuer through a review of five primary ESG focus areas: (1) environmental factors which assess environmental risks; (2) external social factors which assess the effect on people and communities outside of the company; (3) stakeholder factors which assess the effect on business constituents, such as employees, vendors and investors; (4) strategic and operational factors which assess the sustainability of the company’s business strategy and operations; (5) governance factors which assess ownership structure, risk management and oversight infrastructure and related exposures. The Adviser considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to an unfavorable evaluation of any one particular ESG factor if the overall analysis results in a favorable sustainability evaluation by the Adviser. Consistent with this approach, the Fund is permitted to invest in the securities of an issuer that may be at an earlier stage on the Adviser’s proprietary Sustainability Spectrum® with respect to ESG factors or has received lower ESG ratings from other commonly-known industry third-party services while also having a favorable non-ESG evaluation when measured at the time of investment, provided that the Adviser has determined that the company has placed and continues to maintain an acceptable level of emphasis on managing its ESG risks material to its business operations. The portfolio management team may also engage the issuer or relevant stakeholders of the issuer to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities.

The Adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns over time.

The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars. If the Fund invests in foreign currency denominated securities, the Fund restricts such activity to less than 50% of Fund assets.

The Adviser buys fixed income securities that meet its credit and sustainability analysis standards and that it believes offer the highest expected return among issuers of similar credit quality. The Adviser may sell a security when its expected return declines, the issuer’s credit quality or sustainability factors deteriorate, or to adjust portfolio-level duration or raise cash.
The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:

•Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Osterweis’ criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
•Debt Securities Risks:
◦Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
◦Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.
◦Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
◦Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
◦Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
•Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.
•Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.
•Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between United States and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.
•High Yield Securities (“Junk Bond”) Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
•Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones. Floating rate loans, for example, generally are subject to legal or contractual restrictions on resale. If the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods (i.e., more than seven days) before cash is received.
•Portfolio Turnover Risk: High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”): Certain instruments held by the Fund may pay an interest rate based on
LIBOR, which is the offered rate for short-term loans between certain major international banks. The United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, while the remainder of LIBOR publications ceased at the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR.•Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The Fund is the successor to the Predecessor Short Duration Income Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on October 7, 2022. The performance provided in the bar chart and table is that of the Predecessor Fund. The bar chart below illustrates how the Predecessor Fund’s total returns have varied from year to year for the past ten calendar years. The table below illustrates how the Predecessor Fund’s average annual total returns over time compare with a domestic broad-based market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31,*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Predecessor Fund’s calendar year-to-date return as of September 30, 2022 was -9.82%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q, 2020	6.59%
Worst Quarter:	1Q, 2020	-10.73%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(982.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 10, 2022, the primary benchmark changed from the Bloomberg U.S. Aggregate Bond Index to the ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index as the ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Osterweis Short Duration Credit Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Osterweis Short Duration Credit Fund | ICE BofA 0-2 Yr. Duration BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-2 Yr. Duration BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)(1)
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Osterweis Short Duration Credit Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZEOIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2012	rr_AnnualReturn2012	4.74%	[3]
Annual Return 2013	rr_AnnualReturn2013	4.21%	[3]
Annual Return 2014	rr_AnnualReturn2014	2.21%	[3]
Annual Return 2015	rr_AnnualReturn2015	1.99%	[3]
Annual Return 2016	rr_AnnualReturn2016	4.32%	[3]
Annual Return 2017	rr_AnnualReturn2017	2.63%	[3]
Annual Return 2018	rr_AnnualReturn2018	1.78%	[3]
Annual Return 2019	rr_AnnualReturn2019	5.49%	[3]
Annual Return 2020	rr_AnnualReturn2020	1.04%	[3]
Annual Return 2021	rr_AnnualReturn2021	4.56%	[3]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Osterweis Short Duration Credit Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Osterweis Short Duration Credit Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Osterweis Sustainable Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	OSTERWEIS SUSTAINABLE CREDIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Osterweis Sustainable Credit Fund (the “Fund”) seeks risk-adjusted total returns consisting of income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1)(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 10, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 69% of the average value of its portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance Information.”
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6900.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the contractual period.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Osterweis Capital Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities and by actively managing interest rate and default risks. The Fund takes a sustainable credit approach to investment analysis, combining rigorous fundamental analysis with an in-depth evaluation of sustainable investing factors to identify investments. In doing so, the Fund’s strategy is managed with a focus on delivering risk-adjusted total returns consistent with capital preservation by constructing a portfolio consisting primarily of carefully selected fixed-income securities issued by companies who prioritize making progress in key areas of sustainable business practices. Relative sustainable practices and exclusions based on specific environmental, social and governance (ESG) risks are both considerations in the Adviser’s fundamental and sustainable credit research process.

Under normal circumstances, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in fixed income securities of sustainable companies. The Fund defines a “sustainable company” as a company that seeks to improve its financial position and/or maintain its competitive advantage by, among other things, proactively addressing ESG risks material to its business operations. At the time of purchase, companies added to the Fund’s portfolio must, in the Adviser’s judgement, align with the Adviser’s proprietary Sustainability Spectrum® sustainable business practices criteria, as described below.

The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities. Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases, though the Fund primarily considers convertible bonds in which the equity conversion feature is not a significant portion of the bond’s value. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity.

Though the Fund can invest in securities domiciled in foreign countries (including emerging markets) and denominated in foreign currencies, the Fund invests primarily in securities denominated in U.S. dollars issued by issuers domiciled in developed markets. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks. The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser seeks investments whose total return derives from company fundamentals through market cycles where the impact of external economic factors on creditworthiness or the need to time markets is limited. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the ESG factors most relevant to its operations. By recognizing that ESG risk factors are credit factors impacting a company’s creditworthiness, the Adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. The Adviser seeks to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making or are likely to make visible progress toward appropriate sustainable practices. The Adviser evaluates each issuer using its proprietary Sustainability Spectrum,® which considers each company’s level of awareness, strategy, execution, and measurement regarding relevant sustainability factors. By monitoring Sustainability Spectrum® status over time, the Adviser aims to invest in issuers who are proactively seeking to mitigate unexpected liabilities and volatility catalysts that can arise from neglected ESG risks. The Adviser leverages proprietary research that seeks to understand sustainable business practices and ESG risks for securities added to the portfolio. The Adviser considers ESG factors to be credit factors, and systematically integrates them into its credit analysis and investment decision-making process. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The Adviser does not employ negative screening. However, the Adviser tends to disqualify companies with exposure to industries with elevated risks and issues related to the five ESG focus areas noted below. Such industries include, for example, casinos (governance, external social), oil and gas (environmental) and weapons and alcohol (external social).

The Adviser utilizes a proprietary sustainability research database, fundamental sector research, and the portfolio managers’ evaluation in constructing the Fund’s portfolio. The portfolio management team also selects securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by Adviser. The sustainable credit research process considers environmental, social and governance risks and issues for an issuer through a review of five primary ESG focus areas: (1) environmental factors which assess environmental risks; (2) external social factors which assess the effect on people and communities outside of the company; (3) stakeholder factors which assess the effect on business constituents, such as employees, vendors and investors; (4) strategic and operational factors which assess the sustainability of the company’s business strategy and operations; and (5) governance factors which assess ownership structure, risk management and oversight infrastructure and related exposures. The Adviser considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to an unfavorable evaluation of any one particular
ESG factor if the overall analysis results in a favorable sustainability evaluation by the Adviser. Consistent with this approach, the Fund is permitted to invest in the securities of an issuer that may be at an earlier stage on the Adviser’s proprietary Sustainability Spectrum® with respect to ESG factors or has received lower ESG ratings from other commonly-known industry third-party services while also having a favorable non-ESG evaluation when measured at the time of investment, provided that the Adviser has determined that the company has placed and continues to maintain an acceptable level of emphasis on managing its ESG risks material to its business operations. The portfolio management team may also engage the issuer or relevant stakeholders of the issuer to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities.

The Adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns over time.

The Adviser manages interest rate risk primarily by varying the average duration of the Fund’s portfolio. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

The Adviser manages foreign currency risk by seeking securities denominated in U.S. dollars. If the Fund invests in foreign currency denominated securities, the Fund may purchase or sell foreign currencies if the Adviser determines that hedging the currency risk is appropriate. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. However, the Adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The Adviser buys fixed income securities that meet its credit and sustainability analysis standards and that it believes offer the highest expected risk-adjusted return among issuers of similar credit quality and to adjust portfolio-level exposure such as duration. The Adviser may sell a security when its expected return declines, the issuer’s credit quality or sustainability factors deteriorate, or to adjust portfolio level duration or raise cash.
The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:

•Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Osterweis’ criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
•Debt Securities Risks:

◦Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
◦Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.
◦Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
◦Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
◦Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
•High Yield Securities (“Junk Bond”) Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
•Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
•Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objectives.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.
•Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.
•Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between United States and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones. Floating rate loans, for example, generally are subject to legal or contractual restrictions on resale. If the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods (i.e., more than seven days) before cash is received.
•Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve liquidity.
•Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
•Portfolio Turnover Risk: High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”): Certain instruments held by the Fund may pay an interest rate based on LIBOR, which is the offered rate for short-term loans between certain major international banks. The United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR.
•Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.
•U.S. Government and Agency Issuer Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The Fund is the successor to the Predecessor Sustainable Credit Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on October 7, 2022. The performance provided in the bar chart and table is that of the Predecessor Fund.The bar chart below illustrates how the Predecessor Fund’s total returns have varied from year to year. The table below illustrates how the Predecessor Fund’s average annual total returns over time compare with a domestic broad-based market index. The Predecessor Fund’s past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The Fund is the successor to the Predecessor Sustainable Credit Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on October 7, 2022. The performance provided in the bar chart and table is that of the Predecessor Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osterweis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31,*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Predecessor Fund’s calendar year-to-date return as of September 30, 2022 was -9.60%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q, 2020	5.45%
Worst Quarter:	1Q, 2020	-11.08%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(960.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 10, 2022, the primary benchmark changed from the Bloomberg U.S. Aggregate Bond Index to the ICE BofA Single-B U.S. High Yield Index as the ICE BofA Single-B U.S. High Yield Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Osterweis Sustainable Credit Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	[4]
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[4]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2019
Osterweis Sustainable Credit Fund | ICE BofA Single-B U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA Single-B U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)(1)	[4]
1 Year	rr_AverageAnnualReturnYear01	4.88%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2019
Osterweis Sustainable Credit Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZSRIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.47%	[5],[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[5],[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,077
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,458
Annual Return 2020	rr_AnnualReturn2020	(0.85%)	[8]
Annual Return 2021	rr_AnnualReturn2021	5.63%	[8]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.63%
5 Years	rr_AverageAnnualReturnYear05	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2019
Osterweis Sustainable Credit Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	0.91%
Osterweis Sustainable Credit Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	1.20%

[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Zeo Short Duration Income Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund” or “Predecessor Short Duration Income Fund”), reorganized into the Fund following the close of business on October 7, 2022. Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Predecessor Fund’s calendar year-to-date return as of September 30, 2022 was -9.82%.
[4]	Effective August 10, 2022, the primary benchmark changed from the Bloomberg U.S. Aggregate Bond Index to the ICE BofA Single-B U.S. High Yield Index as the ICE BofA Single-B U.S. High Yield Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
[5]	Annual Fund Operating Expenses have been restated to reflect current fees.
[6]	The Zeo Sustainable Credit Fund, a series of Northern Lights Fund Trust (the "Predecessor Fund" or “Predecessor Sustainable Credit Fund”), reorganized into the Fund following the close of business on October 7, 2022. Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Osterweis Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (exclusive of front-end or contingent deferred sales loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expense such as litigation, or any class-specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 0.99% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least October 10, 2024, except that the Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[8]	The Predecessor Fund’s calendar year-to-date return as of September 30, 2022 was -9.60%.